Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
October 31, 2025
AFBT-NPRT1-1225
1.809084.122
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 1.4%
Health Care - 1.4%
Pharmaceuticals - 1.4%
UCB SA	97,700	25,056,594
CANADA - 1.7%
Health Care - 1.7%
Biotechnology - 1.7%
Xenon Pharmaceuticals Inc (b)	710,758	29,794,975
DENMARK - 4.3%
Health Care - 4.3%
Biotechnology - 4.3%
Ascendis Pharma A/S ADR (b)(c)	370,625	74,718,000
NETHERLANDS - 9.0%
Health Care - 9.0%
Biotechnology - 9.0%
Argenx SE ADR (b)	99,700	81,604,450
Newamsterdam Pharma Co NV (b)(c)	753,700	28,602,915
uniQure NV (b)	693,300	46,929,477

TOTAL NETHERLANDS		157,136,842
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Mereo Biopharma Group PLC ADR (b)(c)	759,100	1,442,290
UNITED STATES - 80.4%
Health Care - 80.4%
Biotechnology - 75.2%
AbbVie Inc	1,323,880	288,658,796
Alnylam Pharmaceuticals Inc (b)	292,486	133,385,316
Amgen Inc	150,703	44,974,296
Apogee Therapeutics Inc (b)	476,539	26,967,342
Arcellx Inc (b)(c)	181,600	16,389,400
Astria Therapeutics Inc warrants (b)	247,630	1,632,732
Avalo Therapeutics Inc (b)	220,300	3,972,009
Celldex Therapeutics Inc (b)	366,952	9,808,627
Centessa Pharmaceuticals PLC ADR (b)	210,600	5,243,940
CG oncology Inc (b)	317,200	13,725,244
Cidara Therapeutics Inc (b)	103,900	11,350,036
Cogent Biosciences Inc (b)	2,417,918	39,412,063
Crescent Biopharma Inc (b)(d)	251,090	3,201,398
Cytokinetics Inc (b)	436,771	27,774,268
CytomX Therapeutics Inc (b)	3,444,351	12,296,333
Dianthus Therapeutics Inc (b)	723,084	25,293,478
Disc Medicine Inc (b)	225,022	19,401,397
Exact Sciences Corp (b)	338,800	21,916,972
Gilead Sciences Inc	799,800	95,808,042
Insmed Inc (b)	360,500	68,350,800
Jade Biosciences Inc (c)	858,143	8,409,801
Jade Biosciences Inc (b)(d)	36,200	354,760
Janux Therapeutics Inc (b)	320,385	9,198,253
Kymera Therapeutics Inc (b)	165,800	10,253,072
Mineralys Therapeutics Inc (b)(c)	301,700	12,327,462
Natera Inc (b)	48,600	9,667,998
Nuvalent Inc Class A (b)	428,064	42,515,316
Oruka Therapeutics Inc (b)(c)	710,786	20,022,842
Oruka Therapeutics Inc (b)(d)	26,600	749,322
Perspective Therapeutics Inc (b)	510,318	1,393,168
Praxis Precision Medicines Inc (b)	108,600	21,585,336
Rezolute Inc/old (b)(c)	1,985,100	18,501,132
Rhythm Pharmaceuticals Inc (b)	141,200	16,062,912
Scholar Rock Holding Corp (b)(c)	576,368	17,072,020
Scholar Rock Holding Corp warrants 12/31/2025 (b)(d)	6,000	133,917
Soleno Therapeutics Inc (b)	343,800	23,089,608
Spyre Therapeutics Inc (b)	745,842	18,243,295
Stoke Therapeutics Inc (b)	402,800	12,100,112
Summit Therapeutics Inc (b)(c)	329,400	6,228,954
Tango Therapeutics Inc (b)(c)	403,626	3,273,407
Tectonic Therapeutic Inc (b)(c)	120,995	2,208,159
Travere Therapeutics Inc (b)	355,600	12,502,896
Ultragenyx Pharmaceutical Inc (b)	375,200	12,981,920
Upstream Bio Inc (b)	957,803	24,759,208
Vaxcyte Inc (b)	925,129	41,889,841
Viking Therapeutics Inc (b)(c)	706,987	26,922,065
Viridian Therapeutics Inc (b)(c)	1,782,464	42,119,624
X4 Pharmaceuticals Inc (b)(c)	1,341,800	5,420,872
Zenas Biopharma Inc (b)(c)	613,100	19,159,375
Zenas Biopharma Inc (d)	86,234	2,694,813
		1,311,403,949
Pharmaceuticals - 5.2%
Amylyx Pharmaceuticals Inc (b)	2,433,200	33,894,477
Crinetics Pharmaceuticals Inc (b)	544,470	23,684,445
Enliven Therapeutics Inc (b)(c)	474,262	11,107,216
Enliven Therapeutics Inc (b)(d)	73,200	1,714,344
Enliven Therapeutics Inc rights (b)(e)	739,725	7
Maze Therapeutics Inc	65,900	2,168,769
Mind Medicine MindMed Inc (b)	141,900	2,014,980
Rapport Therapeutics Inc (b)	206,346	5,969,590
Structure Therapeutics Inc ADR (b)(c)	338,100	11,265,492
		91,819,320
TOTAL UNITED STATES		1,403,223,269
TOTAL COMMON STOCKS (Cost $812,866,928)		1,691,371,970

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Wugen Inc 0% 12/31/2199 (d)(e)(f) (Cost $831,313)	831,313	975,878

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
UNITED STATES - 1.8%
Health Care - 1.8%
Biotechnology - 1.4%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	3,110,598
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	995,908
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	331,596	1,767,407
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	3,265,187
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,301,033
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,679,753
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	5,450,701
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	3,305,786
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	897,067
Treeline Biosciences Series A (b)(d)(e)	47,600	385,559
		23,158,999
Health Care Technology - 0.1%
Candid Therapeutics Series B (b)(d)(e)	1,500,060	1,575,063
Wugen Inc Series B (b)(d)(e)	580,277	1,027,090
		2,602,153
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,247,835
Mentari Therapeutics Inc Series A (d)(e)	1,457,407	2,011,222
		5,259,076
TOTAL HEALTH CARE		31,020,228

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,269,852)		31,020,228

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	16,840,369	16,843,737
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	76,388,069	76,395,708
TOTAL MONEY MARKET FUNDS (Cost $93,235,322)			93,239,445

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $953,203,415)	1,816,607,521
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(71,731,714)
NET ASSETS - 100.0%	1,744,875,807

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,844,660 or 2.3% of net assets.

(e)	Level 3 security.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,326,383.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Bright Peak Therapeutics Inc. Series B	5/14/2021	7,499,997

Bright Peak Therapeutics Inc. Series C	5/7/2024	990,230

Candid Therapeutics Series B	8/27/2024	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,624,025

Crescent Biopharma Inc	10/28/2024	3,320,670

Endeavor BioMedicines Inc Series C	4/22/2024	3,436,135

Enliven Therapeutics Inc	3/19/2024	1,024,800

Jade Biosciences Inc	10/7/2025	330,867

Kartos Therapeutics Inc Series C	8/22/2023	3,000,002

LifeMine Therapeutics Inc Series C	2/15/2022	3,971,408

Mentari Therapeutics Inc Series A	9/18/2025	2,000,000

Oruka Therapeutics Inc	9/17/2025	399,000

Parabilis Medicines Inc Series D	11/17/2022	2,575,405

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Sonoma Biotherapeutics Inc Series B	7/26/2021	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,111,112

T-Knife Therapeutics Inc Series B	6/30/2021	7,500,000

Treeline Biosciences Series A	7/30/2021	372,588

Wugen Inc 0% 12/31/2199	6/14/2024	831,313

Wugen Inc Series B	7/9/2021	4,499,990

Zenas Biopharma Inc	10/8/2025	1,638,446

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,544,411	162,304,784	166,005,306	132,746	(152)	-	16,843,737	16,840,369	0.0%
Fidelity Securities Lending Cash Central Fund	99,831,900	157,714,865	181,151,057	198,862	-	-	76,395,708	76,388,069	0.3%
Total	120,376,311	320,019,649	347,156,363	331,608	(152)	-	93,239,445

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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